INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investment property [abstract]
Right-of-use assets	$ 3,000	$ 2,600
Additions other than through business combinations, investment property	2,855
Dispositions	$ (535)